Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income before income tax	$ 41,867	$ 1,400	$ 44,986	$ 48,009
Income tax expense calculated at the statutory rate (17% in 2017, and 20% in 2018 and 2019)	8,373		8,997	8,162
Nondeductible income and expenses in determining taxable income	18		227	34
Unrecognized deductible temporary differences	3		1	(1)
Unrecognized loss carryforwards	7		21	10
Tax-exempt income	(148)		(580)	(87)
Additional income tax under Alternative Minimum Tax Act	0		46	0
Income tax on unappropriated earnings	(20)		(2,070)	(60)
Investment credits	(203)		(204)	(212)
Change in tax rate	0		(38)	0
Effect of different tax rates of group entities operating in other jurisdictions	(9)		(15)	(2)
Income tax adjustments on prior years	(92)		26	4
Others	17		(6)	1
Income tax expense recognized in profit or loss	$ 7,946	$ 266	$ 6,405	$ 7,849